JPMorgan Diversified Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI WORLD INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
60% MSCI WORLD INDEX (net total return) / 40% BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.45%	6.72%	6.67%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.85%	5.96%	6.08%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.29%	6.42%	6.15%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.13%	7.21%	6.83%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.81%	4.96%	4.78%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.42%	5.14%	4.89%